Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%
Security	Shares	Value
Aerospace & Defense — 2.3%
Airbus SE(1)	56,122	$ 10,339,287
General Dynamics Corp.(1)	5,823	1,644,939
L3Harris Technologies, Inc.(1)	6,745	1,437,359
Northrop Grumman Corp.(1)	1,439	688,792
Rolls-Royce Holdings PLC(2)	342,522	1,842,893
RTX Corp.(1)	32,105	3,131,201
Safran SA	12,871	2,914,917
Textron, Inc.(1)	16,487	1,581,598
		$ 23,580,986
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	74,966	$ 3,230,839
Expeditors International of Washington, Inc.(1)	3,871	470,597
		$ 3,701,436
Automobile Components — 0.3%
Denso Corp.	114,600	$ 2,194,781
Yokohama Rubber Co. Ltd.	48,000	1,294,683
		$ 3,489,464
Automobiles — 3.0%
Bayerische Motoren Werke AG	43,980	$ 5,074,359
Honda Motor Co. Ltd.	74,400	920,602
Isuzu Motors Ltd.	58,000	784,012
Mazda Motor Corp.	26,000	301,330
Mercedes-Benz Group AG(1)	53,889	4,291,554
Stellantis NV	286,959	8,152,226
Tesla, Inc.(1)(2)	53,300	9,369,607
Toyota Motor Corp.	64,500	1,630,234
		$ 30,523,924
Banks — 5.1%
Bank of America Corp.(1)	50,000	$ 1,896,000
BNP Paribas SA(1)	94,000	6,692,318
Credit Agricole SA(1)	88,088	1,314,090
Fifth Third Bancorp(1)	36,006	1,339,783
HSBC Holdings PLC(1)	700,000	5,471,777
Huntington Bancshares, Inc.(1)	87,053	1,214,389
ING Groep NV(1)	331,336	5,454,877
Intesa Sanpaolo SpA	2,042,702	7,416,099
JPMorgan Chase & Co.(1)	40,525	8,117,158
KBC Group NV	22,722	1,703,516
KeyCorp(1)	74,715	1,181,244
Security	Shares	Value
Banks (continued)
Lloyds Banking Group PLC	2,000,000	$ 1,307,991
NatWest Group PLC	464,285	1,555,047
Nordea Bank Abp	90,000	1,017,422
PNC Financial Services Group, Inc.(1)	6,406	1,035,210
Resona Holdings, Inc.	55,000	339,045
Standard Chartered PLC	160,392	1,359,758
Truist Financial Corp.(1)	21,845	851,518
UniCredit SpA	70,000	2,658,550
		$ 51,925,792
Beverages — 1.5%
Coca-Cola Co.(1)	24,571	$ 1,503,254
Constellation Brands, Inc., Class A(1)	23,994	6,520,609
Heineken Holding NV	24,773	1,999,279
Heineken NV	7,692	741,567
Kirin Holdings Co. Ltd.	54,100	752,331
PepsiCo, Inc.(1)	24,025	4,204,615
		$ 15,721,655
Biotechnology — 1.4%
AbbVie, Inc.(1)	26,528	$ 4,830,749
Amgen, Inc.(1)	16,600	4,719,712
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	837,067
Gilead Sciences, Inc.(1)	58,853	4,310,982
		$ 14,698,510
Broadline Retail — 3.5%
Amazon.com, Inc.(1)(2)	170,977	$ 30,840,831
Next PLC(1)	41,584	4,847,215
		$ 35,688,046
Building Products — 0.3%
Daikin Industries Ltd.	24,000	$ 3,276,975
		$ 3,276,975
Capital Markets — 1.4%
3i Group PLC	112,500	$ 3,988,958
CME Group, Inc.(1)	1,503	323,581
Moody's Corp.(1)	8,281	3,254,681
S&P Global, Inc.(1)	9,242	3,932,009
UBS Group AG	90,256	2,779,066
		$ 14,278,295
Chemicals — 2.0%
Air Liquide SA	36,478	$ 7,589,194
Air Products and Chemicals, Inc.(1)	14,809	3,587,776

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
BASF SE(1)	10,000	$ 571,439
Corteva, Inc.(1)	4,706	271,395
Daicel Corp.	20,000	197,427
Dow, Inc.(1)	4,706	272,619
Eastman Chemical Co.(1)	20,943	2,098,907
Mitsubishi Gas Chemical Co., Inc.	9,200	154,328
Nitto Denko Corp.	20,300	1,856,272
Shin-Etsu Chemical Co. Ltd.	83,500	3,662,470
Tosoh Corp.	51,600	701,176
		$ 20,963,003
Commercial Services & Supplies — 0.2%
SECOM Co. Ltd.	24,700	$ 1,792,059
Waste Management, Inc.(1)	3,330	709,789
		$ 2,501,848
Communications Equipment — 1.0%
Cisco Systems, Inc.(1)	192,533	$ 9,609,322
Nokia OYJ	200,000	709,619
		$ 10,318,941
Construction & Engineering — 0.2%
Ferrovial SE	60,487	$ 2,394,792
		$ 2,394,792
Construction Materials — 0.3%
CRH PLC	29,332	$ 2,531,644
		$ 2,531,644
Consumer Finance — 0.5%
American Express Co.(1)	17,880	$ 4,071,097
Navient Corp.(1)	28,416	494,439
		$ 4,565,536
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.(1)	8,600	$ 6,300,618
Koninklijke Ahold Delhaize NV	94,107	2,815,849
Seven & i Holdings Co. Ltd.	101,100	1,473,621
Target Corp.(1)	7,168	1,270,241
Walmart, Inc.(1)	16,551	995,874
		$ 12,856,203
Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	44,508	$ 2,034,203
		$ 2,034,203
Security	Shares	Value
Distributors — 0.2%
LKQ Corp.(1)	34,009	$ 1,816,421
		$ 1,816,421
Diversified Telecommunication Services — 0.7%
Deutsche Telekom AG(1)	244,879	$ 5,944,312
United Internet AG(3)	32,975	742,073
		$ 6,686,385
Electric Utilities — 1.2%
Acciona SA	8,786	$ 1,069,262
Chubu Electric Power Co., Inc.	31,500	411,898
Edison International(1)	39,098	2,765,402
Iberdrola SA(1)	633,684	7,870,579
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	246,772
		$ 12,363,913
Electrical Equipment — 1.3%
ABB Ltd.(1)	103,575	$ 4,804,875
Accelleron Industries AG	5,372	201,219
Fujikura Ltd.	69,000	1,019,829
Legrand SA(1)	47,726	5,054,027
Schneider Electric SE	11,000	2,486,840
		$ 13,566,790
Electronic Equipment, Instruments & Components — 1.0%
Alps Alpine Co. Ltd.	82,200	$ 646,274
Citizen Watch Co. Ltd.	104,800	690,601
Corning, Inc.(1)	7,504	247,332
Halma PLC	50,000	1,493,018
Kyocera Corp.	151,800	2,035,804
Taiyo Yuden Co. Ltd.	51,500	1,219,243
TDK Corp.	78,800	3,869,708
		$ 10,201,980
Entertainment — 1.8%
Electronic Arts, Inc.(1)	30,496	$ 4,045,904
Konami Group Corp.	5,300	361,031
Netflix, Inc.(1)(2)	16,849	10,232,903
Nintendo Co. Ltd.	22,400	1,222,247
Walt Disney Co.(1)	20,692	2,531,873
		$ 18,393,958
Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	$ 3,409,576
Fidelity National Information Services, Inc.(1)	31,670	2,349,281
M&G PLC	286,752	798,128

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A(1)	12,497	$ 6,018,180
ORIX Corp.	42,300	925,175
Visa, Inc., Class A(1)	5,797	1,617,827
		$ 15,118,167
Food Products — 2.7%
Mondelez International, Inc., Class A(1)	101,663	$ 7,116,410
Nestle SA(1)	179,310	19,051,680
Nissin Foods Holdings Co. Ltd.	30,000	827,043
Toyo Suisan Kaisha Ltd.	5,000	305,729
		$ 27,300,862
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 203,984
Snam SpA	152,501	720,064
		$ 924,048
Ground Transportation — 0.6%
Canadian Pacific Kansas City Ltd.(1)	8,498	$ 749,269
Central Japan Railway Co.	17,000	422,200
CSX Corp.(1)	117,095	4,340,712
East Japan Railway Co.	17,100	328,066
Keio Corp.	7,300	199,882
		$ 6,040,129
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(1)	64,052	$ 7,280,150
Boston Scientific Corp.(1)(2)	20,000	1,369,800
ConvaTec Group PLC(4)	80,454	290,644
DENTSPLY SIRONA, Inc.(1)	26,741	887,534
EssilorLuxottica SA	12,248	2,770,639
Olympus Corp.	27,600	397,393
Teleflex, Inc.(1)	3,995	903,549
Terumo Corp.	205,200	3,754,883
		$ 17,654,592
Health Care Providers & Services — 1.1%
McKesson Corp.(1)	7,905	$ 4,243,799
UnitedHealth Group, Inc.(1)	13,228	6,543,892
		$ 10,787,691
Hotels, Restaurants & Leisure — 1.6%
Amadeus IT Group SA	24,489	$ 1,572,112
Booking Holdings, Inc.(1)	1,737	6,301,628
Compass Group PLC	91,736	2,690,859
Flutter Entertainment PLC(2)	6,119	1,219,722
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	9,889	$ 1,027,584
Yum! Brands, Inc.(1)	22,953	3,182,433
		$ 15,994,338
Household Durables — 0.9%
Casio Computer Co. Ltd.	63,200	$ 545,835
Nikon Corp.	31,200	315,816
PulteGroup, Inc.(1)	53,062	6,400,338
Sekisui Chemical Co. Ltd.	61,000	892,467
Sony Group Corp.	9,000	771,757
		$ 8,926,213
Household Products — 0.4%
Clorox Co.(1)	9,542	$ 1,460,976
Henkel AG & Co. KGaA, PFC Shares	8,309	667,844
Procter & Gamble Co.(1)	2,881	467,442
Reckitt Benckiser Group PLC	20,566	1,172,366
		$ 3,768,628
Industrial Conglomerates — 1.9%
Honeywell International, Inc.(1)	19,811	$ 4,066,208
Nisshinbo Holdings, Inc.	82,000	659,097
Siemens AG(1)	76,879	14,679,189
		$ 19,404,494
Insurance — 3.4%
Ageas SA	22,500	$ 1,042,326
Allianz SE(1)	55,814	16,728,410
Allstate Corp.(1)	14,109	2,440,998
Chubb Ltd.(1)	1,376	356,563
Cincinnati Financial Corp.(1)	5,091	632,149
Hannover Rueck SE	5,000	1,369,131
Hartford Financial Services Group, Inc.(1)	14,283	1,471,863
Legal & General Group PLC	250,000	803,169
Lincoln National Corp.(1)	17,183	548,653
Marsh & McLennan Cos., Inc.(1)	18,342	3,778,085
MS&AD Insurance Group Holdings, Inc.	96,300	1,700,420
Principal Financial Group, Inc.(1)	17,247	1,488,589
Prudential PLC(1)	224,243	2,103,079
		$ 34,463,435
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)(2)	98,482	$ 14,863,888

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C(1)(2)	93,353	$ 14,213,928
Meta Platforms, Inc., Class A(1)	46,524	22,591,124
		$ 51,668,940
IT Services — 0.7%
Capgemini SE(1)	23,097	$ 5,314,865
NTT Data Group Corp.	62,200	988,852
Obic Co. Ltd.	2,300	347,418
Otsuka Corp.	31,200	662,015
		$ 7,313,150
Leisure Products — 0.0%(5)
Hasbro, Inc.(1)	6,865	$ 388,010
		$ 388,010
Life Sciences Tools & Services — 0.8%
Revvity, Inc.(1)	6,547	$ 687,435
Thermo Fisher Scientific, Inc.(1)	13,503	7,848,079
		$ 8,535,514
Machinery — 1.6%
Daimler Truck Holding AG	13,462	$ 682,183
Dover Corp.(1)	7,424	1,315,459
Ebara Corp.	12,500	1,137,630
FANUC Corp.	93,435	2,606,506
IHI Corp.	3,800	101,581
Kawasaki Heavy Industries Ltd.	8,200	269,431
Komatsu Ltd.	29,200	864,050
Makita Corp.	7,700	218,838
Mitsui E&S Co. Ltd.	35,800	451,940
Parker-Hannifin Corp.(1)	7,147	3,972,231
SMC Corp.	1,500	846,240
Snap-on, Inc.(1)	5,378	1,593,071
Stanley Black & Decker, Inc.(1)	21,567	2,112,056
Toyota Industries Corp.	6,400	669,639
		$ 16,840,855
Marine Transportation — 0.0%(5)
Kawasaki Kisen Kaisha Ltd.	19,800	$ 266,253
		$ 266,253
Media — 0.4%
Comcast Corp., Class A(1)	96,531	$ 4,184,619
Hakuhodo DY Holdings, Inc.	20,900	188,385
		$ 4,373,004
Security	Shares	Value
Metals & Mining — 0.9%
Glencore PLC	948,599	$ 5,205,490
Rio Tinto PLC(1)	54,826	3,466,366
		$ 8,671,856
Multi-Utilities — 0.8%
CMS Energy Corp.(1)	90,509	$ 5,461,313
NiSource, Inc.(1)	42,420	1,173,337
Veolia Environnement SA	37,663	1,225,246
		$ 7,859,896
Oil, Gas & Consumable Fuels — 3.6%
BP PLC	193,968	$ 1,216,844
Chevron Corp.(1)	33,237	5,242,804
ConocoPhillips(1)	2,940	374,203
Exxon Mobil Corp.	2,600	302,224
Idemitsu Kosan Co. Ltd.	31,000	212,540
Marathon Petroleum Corp.(1)	25,916	5,222,074
Phillips 66(1)	22,983	3,754,043
Shell PLC	253,138	8,398,985
TotalEnergies SE(1)	181,770	12,503,846
		$ 37,227,563
Personal Care Products — 1.0%
Estee Lauder Cos., Inc., Class A(1)	16,077	$ 2,478,270
Kao Corp.	28,554	1,067,012
Unilever PLC	128,549	6,453,391
		$ 9,998,673
Pharmaceuticals — 5.9%
Astellas Pharma, Inc.	141,000	$ 1,514,727
AstraZeneca PLC(1)	56,549	7,597,006
Chugai Pharmaceutical Co. Ltd.	71,400	2,728,578
Daiichi Sankyo Co. Ltd.	59,600	1,896,405
Eisai Co. Ltd.	14,646	603,251
Eli Lilly & Co.(1)	13,232	10,293,967
Johnson & Johnson(1)	13,558	2,144,740
Merck & Co., Inc.(1)	25,250	3,331,737
Novartis AG(1)	123,663	11,977,799
Pfizer, Inc.(1)	14,458	401,209
Roche Holding AG(1)	38,191	9,750,883
Sandoz Group AG(2)	24,732	746,554
Sanofi SA(1)	63,182	6,146,624
UCB SA	9,177	1,132,872
		$ 60,266,352

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 1.0%
Dayforce, Inc.(1)(2)	11,651	$ 771,413
Equifax, Inc.(1)	11,910	3,186,163
Experian PLC	79,133	3,448,058
Recruit Holdings Co. Ltd.	20,900	917,651
Robert Half, Inc.(1)	26,747	2,120,502
Wolters Kluwer NV	961	150,483
		$ 10,594,270
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$ 3,671,879
Daito Trust Construction Co. Ltd.	5,500	627,455
Heiwa Real Estate Co. Ltd.	26,700	700,768
Sumitomo Realty & Development Co. Ltd.	10,800	402,403
		$ 5,402,505
Residential REITs — 0.1%
UNITE Group PLC	62,903	$ 778,127
		$ 778,127
Semiconductors & Semiconductor Equipment — 12.4%
Advantest Corp.	107,200	$ 4,762,131
Analog Devices, Inc.(1)	20,099	3,975,381
ASML Holding NV(1)	25,161	24,392,608
Broadcom, Inc.(1)	1,464	1,940,400
Infineon Technologies AG	85,739	2,915,600
Intel Corp.(1)	158,703	7,009,912
Lam Research Corp.(1)	864	839,437
Lasertec Corp.	2,000	570,060
Marvell Technology, Inc.(1)	82,514	5,848,592
Micron Technology, Inc.(1)	45,308	5,341,360
NVIDIA Corp.(1)	41,900	37,859,164
NXP Semiconductors NV(1)	29,346	7,271,058
STMicroelectronics NV	35,000	1,506,340
Texas Instruments, Inc.(1)	56,194	9,789,557
Tokyo Electron Ltd.	52,000	13,543,350
		$ 127,564,950
Software — 7.2%
Adobe, Inc.(1)(2)	16,657	$ 8,405,122
Crowdstrike Holdings, Inc., Class A(1)(2)	11,401	3,655,047
Dassault Systemes SE	40,765	1,804,550
Datadog, Inc., Class A(1)(2)	20,556	2,540,722
Microsoft Corp.(1)	123,721	52,051,899
Oracle Corp.(1)	34,518	4,335,806
Security	Shares	Value
Software (continued)
Sage Group PLC	46,259	$ 739,313
Trend Micro, Inc.	14,097	715,940
		$ 74,248,399
Specialized REITs — 0.3%
American Tower Corp.(1)	17,793	$ 3,515,719
		$ 3,515,719
Specialty Retail — 2.4%
Fast Retailing Co. Ltd.	47,100	$ 14,592,806
Home Depot, Inc.(1)	9,972	3,825,259
Industria de Diseno Textil SA	15,379	774,429
Lowe's Cos., Inc.(1)	19,382	4,937,177
USS Co. Ltd.	54,400	449,733
		$ 24,579,404
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.(1)	245,508	$ 42,099,712
Hewlett Packard Enterprise Co.(1)	63,759	1,130,447
HP, Inc.(1)	10,589	319,999
		$ 43,550,158
Textiles, Apparel & Luxury Goods — 2.6%
Kering SA(1)	7,414	$ 2,936,561
LVMH Moet Hennessy Louis Vuitton SE(1)	23,302	20,967,048
NIKE, Inc., Class B(1)	33,397	3,138,650
		$ 27,042,259
Tobacco — 0.4%
Altria Group, Inc.(1)	15,000	$ 654,300
British American Tobacco PLC(1)	81,683	2,479,167
Japan Tobacco, Inc.	34,000	906,505
		$ 4,039,972
Trading Companies & Distributors — 0.7%
Ferguson PLC	20,627	$ 4,513,074
Mitsubishi Corp.	64,200	1,483,740
Sumitomo Corp.	49,400	1,189,945
		$ 7,186,759
Transportation Infrastructure — 0.1%
Aeroports de Paris SA	6,667	$ 914,141
		$ 914,141

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.9%
KDDI Corp.	103,400	$ 3,057,199
SoftBank Group Corp.	94,296	5,599,801
T-Mobile U.S., Inc.(1)	5,440	887,917
		$ 9,544,917
Total Common Stocks (identified cost $294,653,647)		$1,030,834,943

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	1,191,673	$ 1,191,673
Total Short-Term Investments (identified cost $1,191,673)		$ 1,191,673
Total Investments — 100.6% (identified cost $295,845,320)		$1,032,026,616
Total Written Call Options — (0.9)% (premiums received $8,334,459)		$ (9,107,990)
Other Assets, Less Liabilities — 0.3%		$ 3,403,016
Net Assets — 100.0%		$1,026,321,642
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $742,073 or 0.1% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $290,644 or less than 0.05% of the Fund's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	58.2%	$600,973,912
Japan	10.9	112,261,294
France	8.2	84,827,569
United Kingdom	6.6	67,869,044
Germany	5.5	56,896,933
Netherlands	5.3	55,125,838
Switzerland	2.0	20,866,076
Spain	1.1	11,286,382
Italy	1.1	10,998,697
Ireland	0.4	4,565,847
Belgium	0.4	3,878,714
Finland	0.2	1,727,041
Canada	0.1	749,269
Total Investments	100.0%	$1,032,026,616

Written Call Options (Exchange-Traded) — (0.9)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	920	EUR	46,767,464	EUR	5,050	4/5/24	$ (514,948)
Dow Jones Euro Stoxx 50 Index	920	EUR	46,767,464	EUR	5,100	4/12/24	(343,475)
Dow Jones Euro Stoxx 50 Index	920	EUR	46,767,464	EUR	5,100	4/19/24	(468,604)
Dow Jones Euro Stoxx 50 Index	920	EUR	46,767,464	EUR	5,150	4/26/24	(273,287)
FTSE 100 Index	780	GBP	62,030,436	GBP	7,900	4/19/24	(1,045,191)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,600	4/1/24	(650)

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
NASDAQ 100 Index	10	USD	18,254,690	USD	18,400	4/3/24	$ (39,600)
NASDAQ 100 Index	9	USD	16,429,221	USD	18,750	4/5/24	(9,135)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,300	4/8/24	(136,700)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,400	4/10/24	(128,000)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,200	4/12/24	(259,200)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,400	4/15/24	(166,200)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,400	4/17/24	(189,500)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,600	4/19/24	(128,150)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,400	4/22/24	(223,800)
NASDAQ 100 Index	10	USD	18,254,690	USD	18,500	4/24/24	(201,950)
NASDAQ 100 Index	9	USD	16,429,221	USD	18,600	4/26/24	(168,570)
Nikkei 225 Index	400	JPY	16,147,776,000	JPY	40,500	4/12/24	(1,069,974)
S&P 500 Index	51	USD	26,797,185	USD	5,200	4/1/24	(272,340)
S&P 500 Index	52	USD	27,322,620	USD	5,175	4/3/24	(419,120)
S&P 500 Index	51	USD	26,797,185	USD	5,260	4/5/24	(133,110)
S&P 500 Index	52	USD	27,322,620	USD	5,170	4/8/24	(492,960)
S&P 500 Index	52	USD	27,322,620	USD	5,240	4/10/24	(253,240)
S&P 500 Index	52	USD	27,322,620	USD	5,185	4/12/24	(488,800)
S&P 500 Index	51	USD	26,797,185	USD	5,240	4/15/24	(294,270)
S&P 500 Index	51	USD	26,797,185	USD	5,250	4/17/24	(287,640)
S&P 500 Index	51	USD	26,797,185	USD	5,300	4/19/24	(185,640)
S&P 500 Index	51	USD	26,797,185	USD	5,260	4/22/24	(299,370)
S&P 500 Index	51	USD	26,797,185	USD	5,280	4/24/24	(267,750)
S&P 500 Index	51	USD	26,797,185	USD	5,320	4/26/24	(200,685)
SMI Index	380	CHF	44,575,634	CHF	11,850	4/19/24	(146,131)
Total							$(9,107,990)
Abbreviations:
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,191,673, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,342,440	$33,473,443	$(35,624,210)	$ —	$ —	$1,191,673	$32,617	1,191,673
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 73,552,156	$ 17,115,048	$ —	$ 90,667,204
Consumer Discretionary	70,200,354	78,247,725	—	148,448,079
Consumer Staples	32,972,609	40,713,384	—	73,685,993
Energy	14,895,348	22,332,215	—	37,227,563
Financials	51,822,873	68,528,352	—	120,351,225
Health Care	60,634,401	51,308,258	—	111,942,659
Industrials	33,891,359	76,378,369	—	110,269,728
Information Technology	204,270,269	68,927,309	—	273,197,578
Materials	6,230,697	27,970,009	—	34,200,706
Real Estate	7,187,598	2,508,753	—	9,696,351
Utilities	9,400,052	11,747,805	—	21,147,857
Total Common Stocks	$565,057,716	$465,777,227*	$ —	$1,030,834,943
Short-Term Investments	$ 1,191,673	$ —	$ —	$ 1,191,673
Total Investments	$566,249,389	$465,777,227	$ —	$1,032,026,616

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (3,594,925)	$ (5,513,065)	$ —	$ (9,107,990)
Total	$ (3,594,925)	$ (5,513,065)	$ —	$ (9,107,990)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.